Revenue - Summary of Disaggregation of Revenue from Contracts with Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 952,196	$ 1,082,286
Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	949,151	1,079,321
Silver
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 3,045	$ 2,965